Borrowings Under Repurchase Agreements (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) Counterparty	Dec. 31, 2015 USD ($) Counterparty
Borrowings under repurchase agreements
Number of counterparties | Counterparty	6	6
Initial term at inception	1 month
Repurchase Agreement Borrowings	$ 581,773	$ 644,137
Weighted Average Borrowing Rate	1.80%	1.70%
Weighted Average Remaining Maturity (days)	86 days	93 days
Short term investments
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 249,795	$ 249,745
Weighted Average Borrowing Rate	0.50%	0.40%
Weighted Average Remaining Maturity (days)	5 days	13 days
Loans, held-for-investment / Loans, held at fair value
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 321,986	$ 216,568
Weighted Average Borrowing Rate	3.20%	2.90%
Weighted Average Remaining Maturity (days)	152 days	254 days
MBS
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 9,992	$ 177,824
Weighted Average Borrowing Rate	3.00%	2.10%
Weighted Average Remaining Maturity (days)	94 days	14 days